Leases - supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash payments for operating leases	¥ 1,201	¥ 12,604
Right-of-use assets obtained in exchange for lease obligations	¥ 30,699	¥ 1,971